Provisions (Tables)	6 Months Ended
Jul. 31, 2021
Provisions [abstract]
Disclosure of Detailed Information About Provisions
	31 July 2021 US $000’s	31 January 2021 US $000’s
Current:
Other provisions	53	66
Make good	-	557
	53	623

	31 July 2021 US $000’s	31 January 2021 US $000’s
Non-current:
Make good	-	868
	-	868

Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions

	Other provisions US $000’s	Make good US $000’s	Total US $000’s
Opening balance at 1 February 2021	66	1,425	1,491
Additional provisions recognised	53	-	53
Amounts used during the year	(53)	-	(53)
Reduction due to discontinued operations	(32)	(1,425)	(1,457)
Exchange differences	19	-	19
Balance at 31 July 2021	53	-	53

Opening balance at 1 August 2020	5,861	1,321	7,182
Additional provisions recognised	-	-	-
Amounts used during the year	(6,055)	(46)	(6,101)
Exchange differences	260	150	410
Balance at 31 January 2021	66	1,425	1,491